SHARE-BASED COMPENSATION (Details) - Summary of granted stock options to acquire common stock	9 Months Ended
	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Summary Of Granted Stock Options To Acquire Common Stock Abstract
Stock Options, Balance, January 1	5,257,089	2,923,770
Weighted Average Exercise Price, Balance, January 1	$ 1.73	$ 1.76
Stock Options, Granted	4,755,758	3,316,195
Weighted Average Exercise Price, Granted	$ 0.57	$ 1.99
Stock Options, Forfeited	(2,242,337)	(19,568)
Weighted Average Exercise Price, Forfeited	$ 1.82	$ 0.73
Stock Options, Expired	(343,845)	(84,974)
Weighted Average Exercise Price, Expired	$ 1.59	$ 3.58
Stock Options, Exercised		(352,133)
Weighted Average Exercise Price, Exercised		$ 1.71
Stock Options, Balance, June 30	7,426,665	5,783,290
Weighted Average Exercise Price, Balance, June 30	$ 0.94	$ 1.87